Document And Entity Information (USD $)	12 Months Ended
	Jun. 30, 2012	Sep. 25, 2012	Dec. 31, 2011
Entity Registrant Name	PATAPSCO BANCORP INC
Entity Central Index Key	0001003961
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Trading Symbol	patd
Entity Common Stock, Shares Outstanding		1,978,833
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,410,000